Assets Subject to Lien and Assets Acquired Through Foreclosures	6 Months Ended
Jun. 30, 2018
Disclosure Of Collateral [Abstract]
Assets Subject To Lien And Assets Acquired Through Foreclosures

18.	ASSETS SUBJECT TO LIEN AND ASSETS ACQUIRED THROUGH FORECLOSURES

(1)	Assets subjected to lien are as follows (Unit: Korean Won in millions):

		June 30, 2018
		Collateral given to	Amount	Reason for collateral
Loan at amortized cost and other financial assets	Due from banks on time in local currency	DaishinAMC and others	1,500	Right of pledge
	Due from banks in local currencies	Samsung Securities Co., Ltd. and others	19,698	Margin deposit for futures or option
	Due from banks in foreign currencies	Korea Investment & Securities Co., Ltd. and others	135,515	Foreign margin deposit for future or option and others
Financial assets at FVTPL	Korean financial institutions’ debt securities and others	Kyobo Life Insurance Co., Ltd. and others	72,915	CSA collateral and others
Financial assets at FVTOCI	Korean treasury and corporate bonds	Korea Securities Depository	10,002	Related to bonds sold under repurchase agreements (*)
	Korean treasury and government bonds and others	The BOK and others	1,621,221	Settlement risk and others
Securities at amortized cost	Korean treasury and government bonds	Korea Securities Depository	5,444	Related to bonds sold under repurchase agreements (*)
	Korean treasury and government bonds and others	The BOK and others	4,908,149	Settlement risk and others
Premises and equipment	Land and building	Credit Counselling & Recovery Service and others	6,065	Right to collateral and others

		Total	6,780,509

(*)

The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements).

		December 31, 2017
		Collateral given to	Amount	Reason for collateral
Loan and receivables	Due from banks on time in local currency	Bank of China and others	6,629	Collaterals for issuing letter of guarantee and others
	Due from banks in local currencies	Samsung Securities Co., Ltd. and others	10,809	Margin deposit for futures or option
	Due from banks in foreign currencies	Korea Investment & Securities Co., Ltd. and others	9,136	Foreign margin deposit for future or option and others
Financial assets at FVTPL	Korean financial institutions’ debt securities and others	Yuanta Securities Co., Ltd. and others	501,523	Substitute securities and others
AFS financial assets	Korean treasury and corporate bonds	Korea Securities Depository and others	9,998	Related to bonds sold under repurchase agreements (*)
	Korean treasury and government bonds and others	The BOK and others	1,570,608	Settlement risk and others
HTM financial assets	Korean treasury and government bonds	Korea Securities Depository	5,436	Related to bonds sold under repurchase agreements (*)
	Korean financial institutions’ debt securities and others	The BOK and others	7,605,292	Settlement risk and others
Premises and equipment	Land and building	Credit Counselling & Recovery Service and others	6,186	Leasehold rights and others

		Total	9,725,617

(*)

The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements).

(2)	The carrying amounts of assets acquired through foreclosure are as follows. (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Land	327	332
Buildings	—	44

Total	327	376

(3)	Securities loaned are as follows (Unit: Korean Won in millions):

		June 30, 2018	December 31, 2017	Loaned to
Financial assets at FVTOCI	Korean treasury, corporate bonds and others	50,139	—	Korea Securities Finance Corporation
AFS financial assets	Korean treasury, government bonds and others	—	170,256	Korea Securities Finance Corporation and others

Total		50,139	170,256

Securities loaned are lending of specific securities to borrowers who agree to return the same quantity of the same security at the end of lending period. As the Group does not derecognize these securities, there are no liabilities recognized through such transactions relates to securities loaned.

(4)	Collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties

Fair values of collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties as of June 30, 2018 and December 31, 2017 are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	7,303,137	—

	December 31, 2017
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	17,671,490	—